General (Details Textual)	12 Months Ended
Dec. 31, 2016
General [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation, State Country Name	Israel
Stockholders' Equity Note, Stock Split	729:1